Related Party Transactions (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	May 02, 2016	Jun. 19, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Officer compensation			$ 406,323	$ 407,424	$ 809,329	$ 832,850	$ 2,126,243	$ 1,889,136
Consulting fees			307,693	445,849	453,280	622,813	1,013,690	871,228
Matthew Banks [Member]
Director fees			9,000	7,500	17,500	12,500
R & H Nominees Pty Ltd [Member]
Director fees			9,000	7,500	17,500	12,500
Clem Tacca [Member]
Consulting fees				120,250		190,414	318,857	321,951
Frank Wilkie [Member]
Consulting fees			86,954	171,000	87,204	249,500	419,204	150,473
Ascendant SC Pty Ltd [Member]
Consulting fees			68,886	44,750	68,886	44,750	66,098	22,000
Director fees							10,000
Ascendant SC Pty Ltd [Member] | Series G Convertible Preferred Stock [Member]
Consulting fees		$ 25,000
Ascendant SC Pty Ltd [Member] | Common Stock [Member]
Consulting fees	$ 35,000
Judith Willoughby [Member]
Consulting fees			13,200	0	13,200	0	75,000	0
Chief Executive Officer [Member]
Officer compensation			250,000	250,000	500,000	500,000	1,300,000	1,300,000
Preferred dividends cash					29,917
Chief Operating Officer [Member]
Officer compensation			$ 61,923	50,769	$ 115,000	109,615	250,000	220,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Consulting fees				$ 7,500		$ 12,500	27,500	29,538
Director [Member] | Matthew Banks [Member]
Consulting fees							20,000
Director fees							$ 27,500	$ 0